ACCRUED EXPENSES (Notes)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
ACCRUED EXPENSES

(in thousands of $)	2014	2013
Vessel operating and drydocking expenses	5,762	5,538
Administrative expenses	967	757
Interest expense	7,043	6,273
Provision for tax	7,928	7,520
	21,700	20,088

Provision for tax includes provision for interest and penalties of $1.1 million and $0.8 million as of December 31, 2014 and 2013, respectively.